Salient features - Reconciliation of headline earnings (Details) - ZAR (R) R / shares in Units, R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Salient features
Earnings attributable to owners of Sasol Limited	R 4,053	R 14,740	R 4,298
Effect of remeasurement items for subsidiaries and joint operations	(169)	(599)	18,645
Reversal of impairment		(957)	(949)
Profit on disposal of business	(983)		(267)
Profit on disposal of non-current assets	(61)	(27)	(32)
Scrapping of non-current assets	426	376	1,408
Write-off of unsuccessful exploration wells	(18)	7	34
Tax effects and non-controlling interests	(214)	168	(4,017)
Effect of remeasurement items for equity accounted investments		15	15
Headline earnings	R 3,670	R 14,324	R 18,941
Headline earnings per share (HEPS)
Headline earnings per share (in rand per share)	R 5.94	R 23.25	R 30.72
Diluted headline earnings per share (in rand per share)	R 5.91	R 23.08	R 30.54
Sasol Huntsman GmbH & co KG
Salient features
Profit on disposal of business	R (936)
Headline earnings per share (HEPS)
Profit on disposal of investments	461
Release of foreign currency translation reserve	475
Mining
Salient features
Effect of remeasurement items for subsidiaries and joint operations	106	R 7	R 45
Exploration and Production International
Salient features
Effect of remeasurement items for subsidiaries and joint operations	(18)	7	1,976
Energy
Salient features
Effect of remeasurement items for subsidiaries and joint operations	(27)	122	247
Base Chemicals
Salient features
Effect of remeasurement items for subsidiaries and joint operations	(352)	(820)	3,190
Base Chemicals | Sasol Huntsman GmbH & co KG
Salient features
Profit on disposal of business	(936)
Performance Chemicals
Salient features
Effect of remeasurement items for subsidiaries and joint operations	118	85	13,182
Group Functions
Salient features
Effect of remeasurement items for subsidiaries and joint operations	4		5
Property, plant and equipment
Salient features
Impairment loss	464	R 2	14,161
Assets under construction
Salient features
Impairment loss			4,272
Goodwill and other intangible assets
Salient features
Impairment loss			R 18
Other assets
Salient features
Impairment loss	R 3